Equity (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 61,446	$ 72,641
Cancellation of treasury shares	(1,116)
Additional dividends proposed	(1,477)	(7,178)
Transfer to reserves	12,280	130
Dividends	1,467	(4,147)
Ending balance	72,600	61,446
Legal [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	12,846	12,846
Ending balance	12,846	12,846
Research Development Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	3,397	3,397
Ending balance	3,397	3,397
Capital Remuneration [Member]
IfrsStatementLineItems [Line Items]
Beginning balance		8,428
Additional dividends proposed		(4,244)
Dividends		(4,184)
Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,128	1,998
Transfer to reserves	148	130
Ending balance	2,276	2,128
Profit Retention [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	41,598	43,038
Cancellation of treasury shares	(1,116)
Transfer to reserves	12,132
Dividends		(1,440)
Ending balance	52,614	41,598
Additional Dividends Proposed [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	1,477	2,934
Additional dividends proposed	(1,477)	(2,934)
Dividends	1,467	1,477
Ending balance	$ 1,467	$ 1,477